Schedule of investments
Nomura Tax-Free Colorado Fund	November 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.97%
Education Revenue Bonds — 10.59%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	3,990,000	$ 4,458,027
Series C 4.00% 3/1/47	1,065,000	975,998
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series A 144A 5.80% 4/1/54 #	1,000,000	989,970
(Aspen View Academy Project)
4.00% 5/1/51	500,000	417,795
4.00% 5/1/61	1,250,000	999,950
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	500,140
Series A 144A 5.25% 7/1/46 #	1,350,000	1,339,470
(Charter School Project) 5.00% 7/15/37	1,150,000	1,151,449
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,002,550
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	950,000	845,833
144A 5.00% 12/1/55 #	1,000,000	869,180
(Golden View Classical Academy Project) 4.00% 1/1/52	1,115,000	939,231
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	390,000	390,246
5.00% 12/1/42	540,000	539,773
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,750,000	1,758,575
144A 5.00% 7/1/46 #	500,000	493,085
(Pinnacle Charter School Project) 5.00% 6/1/26	245,000	247,004
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	874,291
5.00% 11/1/54	1,500,000	1,448,970
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	402,920
Series A 4.00% 3/1/36	550,000	553,036
(University of Lab Charter School) 144A 5.00% 12/15/45 #	1,500,000	1,467,690
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Schedule of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(University of Denver Project)
(Vail Mountain School Project) 5.00% 5/1/31	1,000,000	$ 1,004,830
Colorado School of Mines Revenue
Series A 4.00% 12/1/49	1,500,000	1,387,335
Series A 5.00% 12/1/54	1,000,000	1,038,620
		26,095,968
Electric Revenue Bonds — 6.87%
Colorado Springs, Colorado Utilities System Revenue
Series A 4.00% 11/15/50	2,035,000	1,900,812
Series A 5.00% 11/15/49	1,200,000	1,266,828
Series A 5.25% 11/15/55	7,500,000	8,072,400
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,796,883
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	113,475
Series AAA 5.25% 7/1/26 ‡	95,000	63,175
Series CCC 5.25% 7/1/27 ‡	705,000	470,587
Series WW 5.00% 7/1/28 ‡	660,000	440,550
Series WW 5.25% 7/1/33 ‡	210,000	140,175
Series WW 5.50% 7/1/26 ‡	820,000	545,300
Series XX 4.75% 7/1/26 ‡	105,000	70,088
Series XX 5.25% 7/1/40 ‡	1,840,000	1,228,200
Series XX 5.75% 7/1/36 ‡	365,000	243,637
Series ZZ 4.75% 7/1/27 ‡	85,000	56,738
Series ZZ 5.00% 7/1/26 ‡	620,000	412,300
Series ZZ 5.25% 7/1/26 ‡	140,000	93,100
		16,914,248
Healthcare Revenue Bonds — 21.04%
Colorado Health Facilities Authority Revenue
Series A 5.25% 5/15/48	1,000,000	1,013,610
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	1,079,250
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,586,194
Series A 4.00% 11/15/43	2,290,000	2,155,348
Series A 4.00% 11/15/50	6,015,000	5,417,410
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(American Baptist)
7.625% 8/1/33	150,000	$ 110,418
8.00% 8/1/43	1,000,000	635,110
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,081,205
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,220,000	1,565,100
(CommonSpirit Health)
Series A 5.00% 12/1/39	1,500,000	1,630,515
Series A 5.25% 12/1/54	2,000,000	2,072,200
Series A-1 4.00% 8/1/37	1,130,000	1,134,396
Series A-1 4.00% 8/1/38	120,000	118,705
Series A-2 4.00% 8/1/49 (BAM)	3,670,000	3,252,097
Series A-2 5.00% 8/1/37	1,500,000	1,562,535
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,201,250
Series A 5.125% 12/1/55	2,000,000	1,986,580
(Craig Hospital Project)
Series A 5.00% 12/1/47	1,830,000	1,875,055
Series A 5.50% 12/1/55	3,000,000	3,192,390
(Frasier Project) Series A 4.00% 5/15/48	1,000,000	851,920
(Intermountain Health) Series A 5.00% 5/15/54	1,000,000	1,024,140
(Intermountain Healthcare)
Series A 5.00% 5/15/47	1,380,000	1,427,610
Series A 5.00% 5/15/52	1,195,000	1,229,213
(Sanford) Series A 5.00% 11/1/44	3,410,000	3,486,623
(SCL Health System) Series A 4.00% 1/1/37	3,470,000	3,528,469
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	658,324
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,002,220
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	690,261
Denver, Colorado Health & Hospital Authority Revenue
Series A 4.00% 12/1/39	1,000,000	958,230
Series A 4.00% 12/1/40	250,000	234,990
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Schedule of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/39	75,000	$ 70,876
		51,832,244
Housing Revenue Bonds — 1.75%
Colorado Housing and Finance Authority Revenue
Multi-Family
Series A-1 4.80% 10/1/59	1,000,000	1,008,680
Series C-1 4.70% 10/1/59	750,000	747,525
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	2,500,000	2,562,325
		4,318,530
Industrial Development Revenue/Pollution ControlRevenue Bonds — 6.53%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.869% 5/15/57 ^	53,760,000	2,568,115
City & County of Denver, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	215,000	215,234
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 3.00% 7/15/37	1,025,000	932,032
Series A 4.00% 7/15/34	1,100,000	1,124,618
Series A 4.00% 7/15/38	700,000	700,343
Series A 4.00% 7/15/39	1,500,000	1,487,460
Series A 4.00% 7/15/40	2,815,000	2,742,767
Series A 5.00% 7/15/32	1,045,000	1,124,180
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	5,198,558
		16,093,307
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 3.78%
Adams & Arapahoe Counties, Colorado Joint School District No. 28J Aurora Revenue
5.50% 12/1/54 (BAM)	1,000,000	$ 1,074,960
Colorado Higher Education Lease Purchase Financing Program Revenue
4.00% 9/1/41	1,000,000	1,004,410
Colorado State Department of Transportation Certificates of Participation Revenue
5.00% 6/15/34	660,000	666,884
5.00% 6/15/36	1,055,000	1,064,695
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.) 4.00% 12/1/38	750,000	729,465
State of Colorado Revenue
4.00% 3/15/37	1,500,000	1,523,505
Town of Vail Revenue
5.50% 12/1/64	3,000,000	3,242,070
		9,305,989
Local General Obligation Bonds — 11.03%
Adams & Arapahoe Counties, Colorado Joint School District No. 28J Aurora
5.50% 12/1/45	2,725,000	3,063,063
5.50% 12/1/46	3,385,000	3,782,636
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/46	1,370,000	1,310,008
Adams County, Colorado School District No. 14
5.50% 12/1/36	750,000	896,213
5.50% 12/1/37	735,000	871,026
5.50% 12/1/38	765,000	899,900
Arapahoe County, Colorado Cherry Creek School District No. 5
5.25% 12/15/41	1,500,000	1,703,565
Avon, Colorado Metropolitan District
Series A 5.75% 12/1/55	1,800,000	1,817,820
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AG)	1,130,000	1,131,571
City & County of Broomfield, Colorado Baseline Metropolitan District No. 1
Series A 4.00% 12/1/46 (AG)	500,000	482,140
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Schedule of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Castle Pines, Douglas County, Colorado Canyons Metropolitan District No. 5
Series A 5.25% 12/1/59 (BAM)	2,000,000	$ 2,086,040
Denver City & County, Colorado School District No. 1
Series A 5.00% 12/1/45	2,000,000	2,114,160
El Paso County, Colorado School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,048,860
Grand River, Colorado Hospital District
5.25% 12/1/35 (AG)	1,000,000	1,044,000
La Plata County, Colorado Durango School District No. 9-R
Series R 5.25% 11/1/49	1,000,000	1,073,100
Prairie Center Metropolitan, Colorado District No. 3 Revenue
Series B 5.875% 12/15/46	1,000,000	1,055,230
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,781,780
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AG)	1,000,000	1,019,240
		27,180,352
Pre-Refunded Bonds — 1.57%
Colorado Health Facilities Authority Revenue
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,012,120
(Parkview Medical Center, Inc. Project) Series A 4.00% 9/1/50-30 §	1,750,000	1,862,210
		3,874,330
Special Tax Revenue Bonds — 18.26%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	1,500,000	1,516,725
Arapahoe County, Colorado Riverpark Metropolitan District Revenue
6.00% 12/1/42	745,000	759,185
6.375% 12/1/54	1,250,000	1,272,837
City & County of Denver, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	920,200
City of Grand Junction, Colorado General Fund Revenue
5.00% 3/1/49	2,570,000	2,690,584
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project) Series A 5.00% 11/1/31	1,495,000	$ 1,525,319
Commonwealth of Puerto Rico Revenue
1.853% 11/1/51 •	418,877	273,841
3.367% 11/1/43 •	3,863,293	2,477,337
(Subordinate) 3.799% 11/1/51 •	1,185,249	691,889
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,671,598
Fountain, Colorado Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,331,247
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	6,151,771	5,988,995
Lincoln Park Metropolitan District Douglas County, Colorado Revenue
5.00% 12/1/46 (AG)	1,000,000	1,000,980
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	450,000	475,542
Plaza Metropolitan District, Colorado No. 1 Revenue
144A 5.00% 12/1/40 #	1,265,000	1,265,405
Prairie Center Metropolitan District No. 3, Colorado Revenue
Series A 144A 5.00% 12/15/41 #	1,000,000	1,002,540
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured) Series A-1 5.70% 7/1/46 ^	12,621,000	4,303,635
(Restructured)
Series A-1 4.75% 7/1/53	1,855,000	1,765,960
Series A-1 5.00% 7/1/58	5,041,000	4,914,773
Series A-1 6.37% 7/1/51 ^	14,280,000	3,558,719
Series A-2 4.536% 7/1/53	3,000,000	2,736,360
Southlands Metropolitan, Colorado District No. 1, Colorado Revenue
Series A-1 5.00% 12/1/37	500,000	502,685
Series A-1 5.00% 12/1/47	300,000	293,157
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Schedule of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Sterling Ranch, Colorado Community Authority Board Revenue
(Senior) Series A 6.50% 12/1/54	1,000,000	$ 1,040,240
		44,979,753
State General Obligation Bonds — 0.86%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	1,422,839	1,315,699
Series A-1 4.00% 7/1/46	900,000	800,802
		2,116,501
Transportation Revenue Bonds — 7.17%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	687,457
Series A 4.00% 12/1/48 (AMT)	4,845,000	4,320,868
Series A 5.00% 11/15/30 (AMT)	500,000	519,315
Series A 5.00% 11/15/47 (AMT)	1,000,000	1,027,470
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,049,860
Colorado Bridge & Tunnel Enterprise Revenue
(Senior Infrastructure)
Series A 5.25% 12/1/54 (AG)	500,000	532,865
Series A 5.50% 12/1/54 (AG)	2,000,000	2,169,900
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/51	2,990,000	2,972,957
5.00% 12/31/56	1,250,000	1,246,188
(US 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,141,562
		17,668,442
Water & Sewer Revenue Bonds — 7.52%
Arapahoe County of Colorado Water & Wastewater Authority Revenue
4.00% 12/1/36	3,000,000	3,081,360
City & County of Denver, Colorado Board of Water Commissioners Revenue
Series A 5.00% 9/15/54	1,900,000	2,012,480
City of Aurora, Colorado First Lien Water Revenue
5.00% 8/1/54	1,495,000	1,570,423
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
City of Brighton, Colorado Water Activity Revenue
(Water System Project) 4.25% 6/1/55	1,000,000	$ 964,270
City of Westminster, Colorado Water & Wastewater Utility Revenue
5.00% 12/1/54	3,185,000	3,367,182
Douglas County, Colorado Centennial Water & Sanitation District Revenue
4.00% 12/1/38	500,000	508,390
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	750,000	779,302
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AG)	2,875,000	2,652,360
Metro Wastewater Reclamation District, Colorado Revenue
Series A 3.00% 4/1/38	1,620,000	1,511,104
Town of Gypsum, Colorado Sewer Enterprise Revenue
5.00% 12/1/54 (AG)	2,000,000	2,077,960
		18,524,831
Total Municipal Bonds (cost $243,321,841)		238,904,495

Short-Term Investments — 1.67%
Variable Rate Demand Notes — 1.67%
University of Colorado Hospital Authority
2.85% 11/15/35 (SPA - TD Bank, N.A.)¤	1,100,000	1,100,000
2.85% 11/15/39 (SPA - TD Bank, N.A.)¤	3,000,000	3,000,000
Total Short-Term Investments (cost $4,100,000)		4,100,000
Total Value of Securities—98.64% (cost $247,421,841)		243,004,495

Receivables and Other Assets Net of Liabilities—1.36%		3,355,080
Net Assets Applicable to 23,889,380 Shares Outstanding—100.00%		$246,359,575
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2025, the aggregate value of Rule 144A securities was $14,272,037, which represents 5.79% of the Fund’s net assets.
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Schedule of investments
Nomura Tax-Free Colorado Fund
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2025.
Summary of abbreviations:
AG – Aktiengesellschaft
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
10    NQ- V8 [1125] 0126 (5100810)